Stock-Based Compensation - Modifications (Details) $ in Millions	3 Months Ended
	Dec. 31, 2015 USD ($) employee	Mar. 31, 2015 employee	Jun. 30, 2014 USD ($) employee
Stock-Based Compensation
Number of employees affected by modification of awards | employee	223	58	221
Incremental compensation cost due to modifications | $	$ 14.6		$ 26.0